Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 11, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with SEC rules, the following table sets forth a comparison of compensation reported in the "Total" column of the Summary Compensation Table to compensation actually paid to our CEO and other NEOs as well as to certain measures of Company performance. The “Compensation Actually Paid” values provided in the new, SEC-required tables below do not reflect the actual compensation paid to the CEO or the other NEOs. Our Compensation Committee did not consider the Compensation Actually Paid in structuring or determining compensation for our NEOs. For a complete discussion of the Company’s executive compensation program and the Committee’s philosophy and approach, please refer to the CD&A section beginning on page 31.

							Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for former CEO	Compensation Actually Paid to former CEO	Summary Compensation Table Total for current CEO	Compensation Actually Paid to current CEO	Average Summary Compensation Table Total for non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($mm)	Adjusted Operating Income ($mm)
		(a)		(b)		(c)		(d)		(e)
2025	$10,201,860	($7,974,903)	$16,697,528	$16,508,795	$6,011,098	$770,109	$165	$258	$220	$387
2024	10,789,675	23,553,857	-	-	2,346,048	5,254,817	257	201	218	362
2023	10,363,456	31,879,142	-	-	2,258,451	7,485,480	205	147	177	281
2022	10,428,809	4,837,225	-	-	3,569,936	2,147,827	115	89	129	212
2021	7,074,692	19,787,903	-	-	1,677,042	4,696,029	148	138	110	178

(a) The following table sets forth a reconciliation from the "Total" column of the Summary Compensation Table (SCT) to the "Compensation Actually Paid" to our former CEO during the applicable year. "Compensation Actually Paid" is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. Eddie Capel was CEO for all prior years presented and until February 12, 2025.

			Equity Addition to SCT Total
Year	SCT Total	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Total Compensation Actually Paid
		(f)	(g)	(h)	(i)	(j)
2025	$10,201,860	($9,600,017)	$6,364,117	($10,623,237)	($4,317,626)	($7,974,903)
2024	10,789,675	(9,100,094)	12,787,216	7,079,737	1,997,323	23,553,857
2023	10,363,456	(8,500,111)	18,684,824	10,350,359	980,615	31,879,142
2022	10,428,809	(8,800,080)	9,651,664	(4,368,293)	(2,074,875)	4,837,225
2021	7,074,692	(5,500,823)	9,183,395	8,299,792	730,847	19,787,903

(b) The following table sets forth a reconciliation from the "Total" column of the Summary Compensation Table (SCT) to the "Compensation Actually Paid" to our current CEO during the applicable year. "Compensation Actually Paid" is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. Eric Clark was CEO effective February 12, 2025.

			Equity Addition to SCT Total
Year	SCT Total	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Total Compensation Actually Paid
		(f)	(g)	(h)	(i)	(j)
2025	$16,697,528	($13,000,328)	$12,811,595	-	-	$16,508,795

(c) The following table sets forth a reconciliation from an average of the amounts under the “Total” column of the SCT to average “Compensation Actually Paid” to our NEOs, excluding the CEO. “Compensation Actually Paid” is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. For 2021 and 2022, the non-CEO NEOs included in the average are Messrs. Dennis Story, Bruce Richards, and Robert Howell, and Ms.

Linda Pinne. For 2023, 2024, and 2025, the non-CEO NEOs included in the average are Messrs. Dennis Story, Bruce Richards, Robert Howell, and Stewart Gantt.

			Equity Addition to SCT Total
Year	SCT Average	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Average Compensation Actually Paid
		(f)	(g)	(h)	(i)	(j)
2025	$6,011,098	($5,113,993)	$3,491,807	($2,679,751)	($939,053)	$770,109
2024	2,346,048	(1,437,592)	2,020,112	1,914,813	411,436	5,254,817
2023	2,258,451	(1,290,041)	2,835,818	3,381,355	299,897	7,485,480
2022	3,569,936	(2,826,382)	2,947,289	(1,020,348)	(522,668)	2,147,827
2021	1,677,042	(960,887)	1,602,052	2,203,063	174,759	4,696,029

(d) Based on the NASDAQ Computer Index included in our stock performance graph in our annual report to shareholders.

(e) Adjusted operating income (AOI) is a non-GAAP financial measure defined as operating income excluding the impact of equity-based compensation, acquisition-related costs, and an unusual health insurance claim, and the related income tax effects of these items. This measure is the same AOI measure we use to partially calculate our annual performance-based cash bonus and our performance-based RSUs discussed in the CD&A and the compensation tables, except for compensation purposes we adjust AOI to constant currency at budgeted rates.

(f) Represents the grant date fair value of equity-based awards made during each fiscal year.

(g) Represents the year-end fair value of equity-based awards that were made during the fiscal year, including actual performance units earned that were granted during the fiscal year.

(h) Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end, with such change in fair value reflecting the change in the year-end stock price during each year.

(i) Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the year, with such change in fair value reflecting the change in stock price from the prior fiscal year-end until the vesting date.

(j) The amounts in this column are calculated by subtracting the amounts under “Less Equity Deduction from SCT” from, and adding the amounts under “Value of Current Year Equity Awards as of Dec 31 value”, “Change in value of unvested prior year awards at Dec 31” and “Change in value of prior year awards vested in current year” to, the amounts under “SCT Total” with respect to the CEO and “SCT Average” with respect to the other NEOs.

Company Selected Measure Name			Adjusted Operating Income
Adjustment To PEO Compensation, Footnote

(a) The following table sets forth a reconciliation from the "Total" column of the Summary Compensation Table (SCT) to the "Compensation Actually Paid" to our former CEO during the applicable year. "Compensation Actually Paid" is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. Eddie Capel was CEO for all prior years presented and until February 12, 2025.

			Equity Addition to SCT Total
Year	SCT Total	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Total Compensation Actually Paid
		(f)	(g)	(h)	(i)	(j)
2025	$10,201,860	($9,600,017)	$6,364,117	($10,623,237)	($4,317,626)	($7,974,903)
2024	10,789,675	(9,100,094)	12,787,216	7,079,737	1,997,323	23,553,857
2023	10,363,456	(8,500,111)	18,684,824	10,350,359	980,615	31,879,142
2022	10,428,809	(8,800,080)	9,651,664	(4,368,293)	(2,074,875)	4,837,225
2021	7,074,692	(5,500,823)	9,183,395	8,299,792	730,847	19,787,903

(b) The following table sets forth a reconciliation from the "Total" column of the Summary Compensation Table (SCT) to the "Compensation Actually Paid" to our current CEO during the applicable year. "Compensation Actually Paid" is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. Eric Clark was CEO effective February 12, 2025.

			Equity Addition to SCT Total
Year	SCT Total	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Total Compensation Actually Paid
		(f)	(g)	(h)	(i)	(j)
2025	$16,697,528	($13,000,328)	$12,811,595	-	-	$16,508,795

Non-PEO NEO Average Total Compensation Amount			$ 6,011,098	$ 2,346,048	$ 2,258,451	$ 3,569,936	$ 1,677,042
Non-PEO NEO Average Compensation Actually Paid Amount			$ 770,109	5,254,817	7,485,480	2,147,827	4,696,029
Adjustment to Non-PEO NEO Compensation Footnote

(c) The following table sets forth a reconciliation from an average of the amounts under the “Total” column of the SCT to average “Compensation Actually Paid” to our NEOs, excluding the CEO. “Compensation Actually Paid” is calculated in accordance with the rules of the SEC and may not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. For 2021 and 2022, the non-CEO NEOs included in the average are Messrs. Dennis Story, Bruce Richards, and Robert Howell, and Ms.

Linda Pinne. For 2023, 2024, and 2025, the non-CEO NEOs included in the average are Messrs. Dennis Story, Bruce Richards, Robert Howell, and Stewart Gantt.

			Equity Addition to SCT Total
Year	SCT Average	Less Equity Deduction from SCT	Value of Current Year Equity Awards at Dec 31 value	Change in value of unvested prior year awards at Dec 31	Change in value of prior year awards vested in current year	Average Compensation Actually Paid
		(f)	(g)	(h)	(i)	(j)
2025	$6,011,098	($5,113,993)	$3,491,807	($2,679,751)	($939,053)	$770,109
2024	2,346,048	(1,437,592)	2,020,112	1,914,813	411,436	5,254,817
2023	2,258,451	(1,290,041)	2,835,818	3,381,355	299,897	7,485,480
2022	3,569,936	(2,826,382)	2,947,289	(1,020,348)	(522,668)	2,147,827
2021	1,677,042	(960,887)	1,602,052	2,203,063	174,759	4,696,029

Total Shareholder Return Vs Peer Group	TSR over the period presented is because a significant portion of the Compensation Actually Paid to our CEO is comprised of equity awards.

Relationships between Pay and Performance
	2021	2022	2023	2024	2025
CEO Compensation Actually Paid (in millions)	$19.8	$4.8	$31.9	$23.6	$16.5
Average NEO Compensation Actually Paid (in millions)	$4.7	$2.1	$7.5	$5.3	$0.8

Company Net Income (in millions)	$110	$129	$177	$218	$220
% Yearly Change		17%	37%	23%	1%

Company Adjusted Operating Income (in millions)	$178	$212	$281	$362	$387
% Yearly Return		19%	33%	29%	7%

Company Total Shareholder Return	$148	$115	$205	$257	$165
% Yearly Return	48%	-22%	77%	25%	-36%
3 year CAGR			27%	20%	13%

Peer Total Shareholder Return	$138	$89	$147	$201	$258
% Yearly Return	38%	-36%	66%	36%	29%
3 year CAGR			14%	13%	43%

Tabular List, Table

Financial Performance Measures

As further discussed in our Compensation Discussion and Analysis, with performance-based pay comprising the majority of executive compensation, we believe our current program directly links executive compensation to our financial performance and aligns the interests of our executive officers with those of our shareholders. The following table sets forth financial performance measures that we considered to be the most important to link compensation actually paid to Company performance during 2025.

Key Financial Measures
Revenue
Adjusted Operating Income
New Cloud Bookings

Total Shareholder Return Amount			$ 165	257	205	115	148
Peer Group Total Shareholder Return Amount			258	201	147	89	138
Net Income (Loss)			$ 220,000,000	$ 218,000,000	$ 177,000,000	$ 129,000,000	$ 110,000,000
Company Selected Measure Amount			387,000,000	362,000,000	281,000,000	212,000,000	178,000,000
PEO Name	Eddie Capel	Eric Clark		Eddie Capel	Eddie Capel	Eddie Capel	Eddie Capel
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description

(e) Adjusted operating income (AOI) is a non-GAAP financial measure defined as operating income excluding the impact of equity-based compensation, acquisition-related costs, and an unusual health insurance claim, and the related income tax effects of these items. This measure is the same AOI measure we use to partially calculate our annual performance-based cash bonus and our performance-based RSUs discussed in the CD&A and the compensation tables, except for compensation purposes we adjust AOI to constant currency at budgeted rates.

Measure:: 3
Pay vs Performance Disclosure
Name			New Cloud Bookings
Former CEO (Mr. Eddie Capel)
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,201,860			$ 10,789,675	$ 10,363,456	$ 10,428,809	$ 7,074,692
PEO Actually Paid Compensation Amount	(7,974,903)			23,553,857	31,879,142	4,837,225	19,787,903
Current CEO (Mr. Eric Clark)
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 16,697,528
PEO Actually Paid Compensation Amount		16,508,795
PEO | Former CEO (Mr. Eddie Capel) | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,600,017)			(9,100,094)	(8,500,111)	(8,800,080)	(5,500,823)
PEO | Former CEO (Mr. Eddie Capel) | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,364,117			12,787,216	18,684,824	9,651,664	9,183,395
PEO | Former CEO (Mr. Eddie Capel) | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,623,237)			7,079,737	10,350,359	(4,368,293)	8,299,792
PEO | Former CEO (Mr. Eddie Capel) | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,317,626)			1,997,323	980,615	(2,074,875)	730,847
PEO | Current CEO (Mr. Eric Clark) | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,000,328)
PEO | Current CEO (Mr. Eric Clark) | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 12,811,595
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,113,993)	(1,437,592)	(1,290,041)	(2,826,382)	(960,887)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,491,807	2,020,112	2,835,818	2,947,289	1,602,052
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,679,751)	1,914,813	3,381,355	(1,020,348)	2,203,063
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (939,053)	$ 411,436	$ 299,897	$ (522,668)	$ 174,759